Financial risk management (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Risk [Member]
Concentration Risk [Line Items]
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, short-term investments	$ 70,961
Credit Risk [Member]
Concentration Risk [Line Items]
Financial risk, financial instrument maximum exposure	11,062	45,499
Foreign Exchange Risk [Member]
Concentration Risk [Line Items]
Financial risk, accounts payable and accrued liabilities and loan payable	90,143
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, financial instrument maximum exposure	9,014
Liquidity Risk [Member]
Concentration Risk [Line Items]
Financial risk, financial instrument maximum exposure	$ 521,859	$ 1,389,744